Consolidated Statements of Operations and Comprehensive Income (Parenthetical)		12 Months Ended
	Feb. 16, 2024	Dec. 31, 2024
Income Statement [Abstract]
Forward stock split	After the completion of the Forward Split on the basis of 40 ordinary shares for every one share of our Company	1-for-40 forward split